UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment
This Amendment:	is a restatement.
			X	adds new holdings entries.

Institutional Investment Manager filing this report:

Name:	Groesbeck Investment Management Corp.
Address:	12 Route 17 North ? Suite 130
		Paramus, NJ  07652

13F File Number:	801-44798
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert P. Groesbeck
Title:	President
Phone:	201-291-7888
Signature, Place, and Date of Signing:

Robert P. Groesbeck		Paramus, NJ		May 8, 2003

Report Type:
X	13F HOLDING REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	209,682,265

List of Other Included Managers: none




Name of Issuer
Class
CUSIP#
Fair Val
#shares
Dscretion
Manager
Sole
None







FANNIE MAE
Common
313586109
11400192
169,042
Sole
RPG
9,772
159,270







KIMCO REALTY CORP
Common
49446R109
9464161
249,714
Sole
RPG
19,107
230,607







JOHNSON & JOHNSON
Common
478160104
8980652
173,707
Sole
RPG
8,997
164,710







MERCK & CO INC
Common
589331107
8390958
138,579
Sole
RPG
8,104
130,475







BEDFORD PPTY INVS I
Common
76446301
7688420
270,719
Sole
RPG
21,374
249,345







PFIZER INC
Common
717081103
7374488
215,944
Sole
RPG
18,602
197,342







NORTH FORK BANCORP
Common
659424105
6864997
201,556
Sole
RPG
16,158
185,398







AMSOUTH BANCORPORATION
Common
32165102
6678366
305,786
Sole
RPG
24,224
281,562







ABBOTT LABS
Common
2824100
6661935
152,238
Sole
RPG
15,403
136,835







CONAGRA INC
Common
205887102
6488820
274,950
Sole
RPG
21,715
253,235







KINDER MORGAN ENERGY PAR
Common
494550106
6335056
160,300
Sole
RPG
900
159,400







BEMIS INC
Common
8143710
6275833
134,099
Sole
RPG
12,084
122,015







MARSH & MCLENNAN
Common
57174810
6012624
117,733
Sole
RPG
10,408
107,325







GULFTERRA ENERGY PARTNER
Common
40274U10
4720655
125,750
Sole
RPG

125,750







JEFFERSON PILOT
Common
475070108
4670303
112,646
Sole
RPG
11,386
101,260







CHARTER ONE FINL INC
Common
160903100
4430179
142,084
Sole
RPG
13,115
128,969







TEPPCO PARTNERS L P
Common
872384102
4392000
120,000
Sole
RPG

120,000







EXPRESS SCRIPTS INC CL A
Common
302182100
4303673
62,910
Sole
RPG
2,300
60,610







PEOPLES BANK BRIDGEPORT
Common
710198102
4290520
148,000
Sole
RPG

148,000







WASHINGTON REAL ESTATE
Common
939653101
4275840
157,200
Sole
RPG

157,200







VALLEY NATIONAL BANK
Common
919794107
4139163
157,084
Sole
RPG
19,495
137,589







SOUTHTRUST CORP
Common
844730101
4106916
152,108
Sole
RPG
20,870
131,238







WEINGARTEN REALTY
Common
94874110
3799869
90,689
Sole
RPG
12,354
78,335







MACK CALI RLTY CORP
Common
129909107
3525222
96,900
Sole
RPG
2,600
94,300







HERSHEY FOODS CORP
Common
427866108
3321667
47,684
Sole
RPG
6,514
41,170







WASHINGTON MUT INC
Common
939322103
3129053
75,764
Sole
RPG
15,419
60,345







SUNGARD DATA SYS INC
Common
867363103
3094898
119,448
Sole
RPG
500
118,948







INTERNET ARCHITECTURE
Common
46060A107
3039960
98,000
Sole
RPG

98,000







MCCORMICK & CO
Common
579780206
2852382
104,867
Sole
RPG
17,072
87,795







PATTERSON DENTAL
Common
703412106
2789966
61,453
Sole
RPG
1,000
60,453







HARLEY DAVIDSON INC
Common
412822108
2629803
65,976
Sole
RPG
12,154
53,822







SYSCO
Common
87182910
2624745
87,375
Sole
RPG
12,055
75,320







CARDINAL HEALTH INC.
Common
14149Y10
2565570
39,900
Sole
RPG
600
39,300







AFLAC INC
Common
1055102
2449238
79,650
Sole
RPG
15,439
64,211







ALTELL CORP
Common
2003910
2406323
49,903
Sole
RPG
7,333
42,570







BANK OF AMERICA
Common
06605F102
2370900
30,000
Sole
RPG

30,000







DOLLAR TREE STORES INC
Common
256747106
2255257
70,987
Sole
RPG
2,500
68,487







NSTAR
Common
67019E10
2078310
45,627
Sole
RPG
9,882
35,745







PROGRESS ENERGY
Common
74326310
1902626
43,340
Sole
RPG
7,615
35,725







CAREER EDUCATION CORP
Common
141665109
1873469
27,430
Sole
RPG
1,100
26,330







GENERAL ELEC CO
Common
369604103
1668029
58,160
Sole
RPG
18,164
39,996







AFFILIATED COMPUTER SERV
Common
8190100
1629131
35,625
Sole
RPG
1,450
34,175







BED BATH & BEYOND INC
Common
075896100
1616465
41,640
Sole
RPG
1,500
40,140







E M C CORP MASS
Common
268648102
1607145
153,500
Sole
RPG
3,400
150,100







CISCO SYS INC
Common
17275R102
1542867
91,892
Sole
RPG
800
91,092







PARTNERRE LTD
Common
G6852T105
1533300
30,000
Sole
RPG

30,000







HEALTHCARE REALTY
Common
42194610
1524370
52,294
Sole
RPG
17,149
35,145







AMERICAN INTL GROUP INC
Common
26874107
1355000
24,556
Sole
RPG
400
24,156







SEI INVESTMENTS CO
Common
784117103
1288589
40,281
Sole
RPG
800
39,481







PROCTER & GAMBLE
Common
742718109
1045725
11,726
Sole
RPG
3,286
8,440







ASTORIA FINL CORP
Common
4626510
893201
31,980
Sole
RPG

31,980







CDW COMPUTER
Common
125129106
868558
18,960
Sole
RPG

18,960







SUN MICROSYSTEMS INC
Common
866810104
773816
166,412
Sole
RPG
2,600
163,812







MICROSOFT CORP
Common
594918104
753816
29,400
Sole
RPG
1,000
28,400







NVIDIA CORP
Common
67066G104
642442
28,042
Sole
RPG
400
27,642







SELECT SECTOR SPDR TR
Common
81369Y80
567134
33,224
Sole
RPG
28,839
4,385







CLOROX CO DEL
Common
189054109
446375
10,466
Sole
RPG

10,466







MORGN ST D WITTR DISCV
Common
617446448
396293
9,270
Sole
RPG

9,270







BJS WHOLESALE CLUB INC
Common
05548J106
358127
23,780
Sole
RPG
800
22,980







WAL MART STORES INC
Common
931142103
343488
6,400
Sole
RPG

6,400







AUTOMATIC DATA PROCESS.
Common
53015103
301354
8,900
Sole
RPG

8,900







WACHOVIA CORP
Common
929903102
299700
7,500
Sole
RPG

7,500







BRISTOL-MYERS SQUIBB
Common
110122108
217200
8,000
Sole
RPG

8,000







PAYCHEX INC
Common
704326107
180690
6,148
Sole
RPG

6,148







J P MORGAN CHASE & CO
Common
616880100
151759
4,440
Sole
RPG

4,440







INTEL CORP
Common
458140100
118617
5,700
Sole
RPG

5,700







QUANTA
Common
74762E102
111470
15,700
Sole
RPG

15,700







TARGET CORP
Common
87612E106
98384
2,600
Sole
RPG

2,600







COUSINS PROPERTY, INC
Common
22279510
83700
3,000
Sole
RPG

3,000







BANK NEW YORK INC
Common
64057102
71875
2,500
Sole
RPG

2,500







SBC COMMUNICATIONS
Common
78387G103
67248
2,632
Sole
RPG

2,632







EXXON MOBIL CORP
Common
30231G10
64638
1,800
Sole
RPG

1,800







HEALTH CARE PPTY INVS
Common
421915109
63525
1,500
Sole
RPG

1,500







AEGON N V ORD AMER REG
Common
7924103
57399
5,717
Sole
RPG

5,717







COCA COLA CO
Common
19121610
51051
1,100
Sole
RPG

1,100







COMPUTER SCIENCES
Common
205363104
49556
1,300
Sole
RPG
300
1,000







TELEFLEX INC
Common
879369106
42550
1,000
Sole
RPG
1,000
0







VERIZON COMMUNICATIONS
Common
92343V104
39450
1,000
Sole
RPG

1,000







INTERNATIONAL BUSINESS M
Common
459200101
24998
303
Sole
RPG

303







CINTAS CORP
Common
172908105
19983
564
Sole
RPG

564







WELLS FARGO & CO
Common
949746101
15120
300
Sole
RPG

300







HOME DEPOT INC
Common
437076102
14904
450
Sole
RPG
450
0







FOUNDRY NETWORKS
Common
35063R100
14260
1,000
Sole
RPG

1,000







CTS CORP
Common
126501105
10450
1,000
Sole
RPG
1,000
0







INSIGHT ENTERPRISES
Common
45765U103
1980
198
Sole
RPG

198







CARRIER ACCESS CORP
Common
144460102
1526
700
Sole
RPG

700







